Schedule of Listing of Currently Applicable Restrictive and Financial Covenants (Detail)	12 Months Ended
	Dec. 31, 2021
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	0.97%	[1]
Consolidated covenant EBITDA to consolidated interest expense	2.83%
Senior Credit Facility [Member] | Top of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	2.50%	[1]
Senior Credit Facility [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	2.00%
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Consolidated interest coverage ratio	2.06%
Unsecured Senior Notes [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated interest coverage ratio	2.00%
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	2.83%
Real Estate Credit Facility [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	2.00%

[1]	For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.